Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 4,649,929	$ 4,599,346
Additions
Property plant and equipment, ending	4,881,016	4,649,929
Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	3,797,157	3,760,561
Additions
Property plant and equipment, ending	824,774	3,797,157
Capitalized maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	192,838	145,278
Additions
Property plant and equipment, ending	270,780	192,838
Rotable spare parts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	141,056	136,727
Additions
Property plant and equipment, ending	67,560	141,056
Aircraft predelivery payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	215,097	279,682
Additions
Property plant and equipment, ending		215,097
Administrative property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	149,371	70,071
Additions
Property plant and equipment, ending	10,554	149,371
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	154,410	207,027
Additions
Property plant and equipment, ending	140,713	154,410
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,686,297	5,547,899
Additions	677,056	448,930
Disposals/Transfers	(198,973)	(319,503)
Revaluation	31,017	8,971
Property plant and equipment, ending	6,195,397	5,686,297
Gross carrying amount [Member] | Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	4,450,572	4,338,823
Additions	333,202	187,311
Disposals/Transfers	25,111	(75,562)
Property plant and equipment, ending	4,808,885	4,450,572
Gross carrying amount [Member] | Capitalized maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	383,434	386,043
Additions	171,607	122,583
Disposals/Transfers	578	(125,192)
Property plant and equipment, ending	555,619	383,434
Gross carrying amount [Member] | Rotable spare parts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	203,545	162,413
Additions	17,271	12,411
Disposals/Transfers	(1,749)	28,721
Revaluation
Property plant and equipment, ending	219,067	203,545
Gross carrying amount [Member] | Aircraft predelivery payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	215,097	279,682
Additions	119,049	78,523
Disposals/Transfers	(174,843)	(143,108)
Property plant and equipment, ending	159,303	215,097
Gross carrying amount [Member] | Administrative property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	158,777	80,740
Additions	2,099	950
Disposals/Transfers	(33,676)	68,116
Revaluation	31,017	8,971
Property plant and equipment, ending	158,217	158,777
Gross carrying amount [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	274,872	300,198
Additions	33,828	47,152
Disposals/Transfers	(14,394)	(72,478)
Property plant and equipment, ending	294,306	274,872
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	1,036,368	948,553
Additions	293,100	247,259
Disposals/Transfers	(15,087)	(159,444)
Property plant and equipment, ending	1,314,381	1,036,368
Accumulated depreciation and amortisation [Member] | Flight equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	653,415	578,262
Additions	177,262	142,059
Disposals/Transfers	(5,903)	(66,906)
Property plant and equipment, ending	824,774	653,415
Accumulated depreciation and amortisation [Member] | Capitalized maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	190,596	240,765
Additions	81,616	67,636
Disposals/Transfers	(1,432)	(117,805)
Property plant and equipment, ending	270,780	190,596
Accumulated depreciation and amortisation [Member] | Rotable spare parts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	62,489	25,686
Additions	6,642	9,631
Disposals/Transfers	(1,571)	27,172
Property plant and equipment, ending	67,560	62,489
Accumulated depreciation and amortisation [Member] | Aircraft predelivery payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning
Additions
Disposals/Transfers
Property plant and equipment, ending
Accumulated depreciation and amortisation [Member] | Administrative property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	9,406	10,669
Additions	2,229	1,938
Disposals/Transfers	(1,081)	(3,201)
Property plant and equipment, ending	10,554	9,406
Accumulated depreciation and amortisation [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	120,462	93,171
Additions	25,351	25,995
Disposals/Transfers	(5,100)	1,296
Property plant and equipment, ending	$ 140,713	$ 120,462